Income Tax - Additional Information (Detail)				12 Months Ended
	Apr. 01, 2017	Apr. 01, 2015	Jan. 09, 2014 RUB (₽)	Dec. 31, 2018 RUB (₽) Subsidiaries	Dec. 31, 2017 RUB (₽) Subsidiaries	Dec. 31, 2016 Subsidiaries
Disclosure of income tax expense and deferred taxes [line items]
Number of subsidiaries | Subsidiaries				20	20	20
Termination agreement date				Jan. 01, 2023
Applicable tax rate				20.00%	20.00%	20.00%
Income tax claims			₽ 3,977,000,000
Outstanding amount payable					₽ 540,000,000
Outstanding amount payable				₽ 0
Deferred tax assets unrecognized				33,216,000,000	35,161,000,000
Deferred tax assets loss amounts unrecognized				177,639,000,000	194,659,000,000
Deferred tax liabilities unrecognized				302,000,000	210,000,000
Probable income tax risks				6,314,000,000	3,139,000,000
Possible income tax risks				₽ 2,745,000,000	794,000,000
Russia [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				20.00%
Lithuania [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				15.00%
Kazakhstan [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				20.00%
Ukraine [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				18.00%
United kingdom [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate	19.00%	20.00%
Bottom of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				10.50%
Top of range [member] | Switzerland [member]
Disclosure of income tax expense and deferred taxes [line items]
Percent of taxable profit				11.00%
Elgaugol [member]
Disclosure of income tax expense and deferred taxes [line items]
Applicable tax rate				0.00%
Unremitted earnings [member]
Disclosure of income tax expense and deferred taxes [line items]
Deferred tax liabilities unrecognized				₽ 0	₽ 0